Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information	12 Months Ended
Dec. 31, 2021
Disclosure of reclassifications or changes in presentation [abstract]
Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information	Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information
a) Introduction
Banco Santander, S.A. ('the parent' or 'Banco Santander'), is a private-law entity subject to the rules and regulations applicable to banks operating in Spain, where it was constituted and currently maintains its legal domicile, which is paseo de Pereda, numbers 9 to 12 (39004, Santander, Spain).
The principal headquarters of Banco Santander are located in Ciudad Grupo Santander, Avenida Cantabria s/n (28660, Boadilla del Monte, Madrid, Spain).
The corporate purpose of Banco Santander, S.A., mainly entails carrying out all kinds of activities, operations and services inherent to the banking business in general and permitted by current legislation, and the acquisition, holding, enjoyment and disposal of all kinds of securities.
In addition to the operations carried on directly by it, Banco Santander is the head of a group of subsidiaries that engage in various business activities and which compose, together with it, Grupo Santander ('Santander' or 'the Group'). Therefore, Banco Santander is obliged to prepare, in addition to its own separate financial statements, the Group's consolidated financial statements, which also include the interests in joint ventures and investments in associates.
At 31 December 2021, Grupo Santander consisted of 721 subsidiaries of Banco Santander, S.A. In addition, other 172 companies are associates of the Group, joint ventures or companies of which the Group holds more than 5% (excluding the Group companies of negligible interest with respect to the fair presentation that the annual accounts must express).
Grupo Santander consolidated financial statements for 2019 were approved by the shareholders at the group´s annual general meeting on 3 April 2020. Grupo Santander consolidated financial statements for 2020 were approved by the shareholders at the group´s annual general meeting on 26 March 2021. The Group's 2021 consolidated financial statements, the financial statements of the parent and of substantially all the Group companies have not been approved yet by their shareholders at the respective annual general meetings. However, Banco Santander board of directors considers that the aforementioned financial statements will be approved without any significant changes.
b) Basis of presentation of the consolidated financial statements
Under Regulation (EC) n.º 1606/2002 of the European Parliament and of the Council of 19 July 2002 all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated financial statements for the years beginning on or after 1 January, 2005 in conformity with the International Financial Reporting Standards ('IFRS') previously adopted by the European Union ('EU-IFRS').
In order to adapt the accounting system of Spanish credit institutions with the principles and criteria established by the IFRS adopted by the European Union ('EU-IFRS'), the Bank of Spain published circular 4/2017, dated 27 November 2017, on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
During 2021 and 2020, the Bank of Spain published Circulars 6/2021 of 22 December, 2/2020 and 3/2020 of 11 June, amending Circular 4/2017 of 27 November to credit institutions on Public and Confidential Financial Reporting Standards and Financial Statement Formats.
Grupo Santander consolidated financial statements for 2021 were authorised by the Bank's directors (at the board meeting on 24 February 2022) in accordance with International Financial Reporting Standards as adopted by the European Union and with Bank of Spain circular 4/2017 and subsequent modifications, and Spanish corporate and commercial law applicable to the Group, using the basis of consolidation, accounting policies and measurement bases set forth in note 2, accordingly, they present fairly the Group's equity and financial position at 31 December 2021, 2020 and 2019 and the consolidated results of its operations and the consolidated cash flows in 2021, 2020 and 2019. These consolidated financial statements were prepared from the accounting records kept by the Bank and by the other Group entities, and include the adjustments and reclassifications required to unify the accounting policies and measurement bases applied by the Group. These consolidated annual accounts have been prepared on the basis of the accounting records held by the Bank and by each of the other companies of the Group, and include the adjustments and reclassifications required to standardise the accounting policies and valuation criteria applied by Grupo Santander. The consolidated financial statements are also in compliance with IFRS as issued by the International Accounting Standards Board ('IFRS - IASB' and together with IFRS adopted by the European Union, 'IFRS').
The notes to the consolidated financial statements contain additional information to that presented in the consolidated balance sheet, consolidated income statement, consolidated statement of recognised income and expense, consolidated statement of changes in total equity and consolidated statement of cash flows. The notes provide, in a clear, relevant, reliable and comparable manner, narrative descriptions and breakdowns of these statements.
Adoption of new standards and interpretations issued
The following modifications came into force and were adopted by the European Union in 2021:
•Amendments to IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments: Disclosures, IFRS 4 Insurance Contracts and IFRS 16 Leases, on Reference Interest Rates - Phase 2: The amendments allow for the temporary application of certain exceptions to the requirements of (i) assessment of derecognition of financial assets, financial liabilities and lease liabilities in the event of changes in the financial assets, financial liabilities and lease liabilities, and (ii) exemptions from hedge accounting requirements directly affected by the IBOR reform, requiring additional disclosures, (iii) exemptions for lease modifications that allow the liability to be measured using the reformed interest rate curves against the right-of-use. These new exemptions require additional disclosures. The amendments became effective as of 1 January 2021, with the possibility of early application and will cease to be applicable when the uncertainties about the hedged risks, cash flows of the financial instruments affected or the hedging relationship is terminated. In this regard, the Group chose to apply the amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 in the preparation of the financial statements for the year ending 31 December 2020.
The additional breakdowns required by the amendments to IFRS 7 relating to hedging relationships are included in note 36. A description of the Grupo Santander's management of the transition to alternative reference rates, as well as the changes in risk management strategy is included in note 53.
Following is a detail of the carrying amount at 31 December 2021 of financial assets, financial liabilities, derivatives and loan commitments that continue to be referenced to the indices subject to the IBOR Reform:

EUR million
Gross Carrying amount	Loans and advances	Debt securities acquired (Assets)	Deposits	Debt securities issued (Liabilities)	Derivatives (Assets)	Derivatives (Liabilities)	Loan Commitments
Referenced to EONIA	15	68	949	284	101	242	—
Referenced to LIBOR	45,713	4,325	9,358	8,408	11,806	17,551	24,533
of which USD	39,806	2,749	8,634	6,667	8,387	11,163	24,034
of which GBP	2,957	1,570	253	1,700	3,386	4,899	418
TOTAL	45,728	4,393	10,307	8,692	11,907	17,793	24,533
•Covid-19-Related Rent Concessions - Amendments to IFRS 16 Leases: As a result of the covid-19 pandemic, IFRS 16 is amended to allow the lessee to apply a practical alternative and not to consider rental concessions as a modification of the lease agreement when the following requirements are met: the revised consideration is the same or less than the consideration before the change, the affected payments are prior to 30 June 2021, and there are no substantial changes to the remaining lease terms. On 31 March 2021, the IASB published an additional amendment to extend the scope of the practical expedient to 30 June 2022. It is applicable from 1 April 2021.
•Amendment to IFRS 4 Insurance Contracts, which is aimed at extending the expiry date of the temporary exemption from applying IFRS 9 by two years (from 1 January 2021 to 1 January 2023) for entities whose activities are predominantly insurance-related. This achieves alignment with the effective date of IFRS 17 Insurance Contracts (1 January 2023). It is applicable from 1 January 2021.
The application of the aforementioned amendments to accounting standards and interpretations did not have any material effects on Grupo Santander consolidated financial statements.
Likewise, at the date of approval of these consolidated annual accounts, the following standards which effectively came into force have effective dates after 31 December 2021:
•Amendment to IFRS 3 Business Combinations: to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and IFRIC 21 Levies. The amendments also confirm that an acquirer should not recognize contingent assets acquired in a business combination. It will apply from 1 January 2022.
•Amendment to IAS 16 Property, Plant and Equipment: prevents an entity from deducting from the cost of an item of property, plant and equipment any revenue from the sale of finished goods while the entity is preparing the item for its intended use. It is also clear that an entity is "testing whether the asset is functioning properly" when evaluating the technical and physical performance of the asset. The financial performance of the asset should not be taken into account for this evaluation.
Additionally, entities should disclose separately the amounts of income and expenses related to finished goods that are not the product of the entity's ordinary activities. It will apply from 1 January 2022.
•Amendment to IAS 37 Provisions, Contingent Liabilities and Contingent Assets: clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognising a separate provision for an onerous contract, the entity recognises any impairment loss that has occurred on assets used in fulfilling the contract. It will apply from 1 January 2022.
•Amendment to IFRS Cycle (2018-2020): introduces minor amendments, to be applied from 1 January 2022, with early application permitted, to the following standards:
•IFRS 9 Financial Instruments: clarifies which rates must be included in the 10% test for derecognition of financial liabilities.
•IFRS 16 Leases: amendment to remove possible confusion regarding the treatment of leasing incentives in the application of IFRS 16 Leases.
•IFRS 1, in relation to the first-time adoption of International Financial Reporting Standards, allows entities that have measured their assets and liabilities at the carrying amounts recorded in their parent's books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment also applies to associates and joint ventures that have adopted the same exemption from IFRS 1.
•IFRS 17 Insurance Contracts: new general accounting standard for insurance contracts, which includes the recognition, measurement, presentation and disclosure of information. Insurance contracts combine financial and service provision features that, in many cases, generate variable long-term cash flows. To properly reflect these characteristics, IFRS 17 combines the measurement of future cash flows with the recording of the result of the contract during the period in which the service is provided, presents separately the financial results from the results for the provision of the service and allows entities, through the choice of an accounting policy option, to recognize the financial results in the income statement or in other comprehensive income. It will apply from 1 January 2023.
In addition, during 2021, although it is still pending adoption by the European Union a transitional option relating to comparative information presented on financial assets in the initial application of IFRS 17, which is intended to help entities avoid temporary accounting mismatches between the financial assets and liabilities of insurance contracts, has been included during 2021 but is still pending adoption by the European Union. It will apply from 1 January 2023.
Grupo Santander is still analysing the possible effects of this new standard, however, it should be noted that no material impacts on the consolidated financial statements of Grupo Santander have been identified as a result of its application, except for certain balance sheet reclassifications arising from the different treatment that this new standard establishes for the components of an insurance contract.
Finally, at the date of approval of these consolidated annual accounts, the following standards which effectively come into force after 31 December 2021 had not yet been adopted by the European Union:
•Classification of Liabilities, amendments to IAS 1 Presentation of Financial Statements, considering non-current liabilities those in which the entity has the possibility of deferring payment for more than 12 months from the closing date of the reporting period.
They must be applied retrospectively in accordance with the normal requirements in IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. It will apply from 1 January 2023.
•The amendments to IAS 1 Presentation of Financial Statements require companies to disclose material information about their accounting policies rather than their significant accounting policies. It will be applicable from 1 January 2023.
•The amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors clarifies how to distinguish changes in accounting policies, which are generally applied retrospectively, from changes in accounting estimates, which are generally applied prospectively. It will be applicable from 1 January 2023.
•The amendments to IAS 12 Income Taxes require companies to recognise deferred tax on transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. In addition, entities should recognise deferred tax assets (to the extent that it is probable that they can be utilised) and deferred tax liabilities at the beginning of the earliest comparative period for all deductible and taxable temporary differences associated with:
•Right-of-use assets and lease liabilities, and
•Decommissioning, restoration and similar liabilities, and the corresponding amounts recognised as part of the cost of the related assets.
The cumulative effect of recognising these adjustments is recognised in retained earnings, or another component of equity, as appropriate. It will be applicable from 1 January 2023.
Grupo Santander is currently analysing the possible effects of these new standards and interpretations.
All accounting policies and measurement bases with a material effect on the consolidated financial statements for 2021 were applied in the preparation of these consolidated annual accounts.
c) Use of critical estimates
The consolidated results and the determination of consolidated equity are sensitive to the accounting policies, measurement bases and estimates used by the directors of the Bank in preparing the consolidated financial statements.
The main accounting policies and measurement bases are set forth in note 2.
In the consolidated financial statements estimates were occasionally made by the senior management of Grupo Santander in order to quantify certain of the assets, liabilities, income, expenses and obligations reported herein. These estimates, which were made on the basis of the best information available, relate basically to the following:
•The impairment losses on certain assets: it applies to financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments, tangible assets and intangible assets (see notes 6, 7, 10, 12, 13, 16, 17, 18 and 53).
•The assumptions used in the actuarial calculation of the post-employment benefit liabilities and commitments and other obligations (see note 25).
•The useful life of the tangible and intangible assets (see notes 16 and 18).
•The measurement of goodwill arising on consolidation (see note 17).
•The calculation of provisions and the consideration of contingent liabilities (see note 25).
•The fair value of certain unquoted assets and liabilities (see notes 6, 7, 8, 9, 10, 11, 20, 21 and 22).
•The recoverability of deferred tax assets and the income tax expense (see note 27).
•The fair value of the identifiable assets acquired and the liabilities assumed in business combinations (see note 3).
To update the estimates described above, the Group's Management has taken into account the current situation as a result of covid-19, classified as a pandemic by the World Health Organization, which significantly is affecting the economic activity worldwide and, as a result, the Group's operations and financial results, and which generates uncertainty in the Group's estimates. Therefore, the Group's Management has made an assessment of the current situation according to the best information available to date, disclosing in the notes the main estimates made and the potential impacts of covid-19 on them for the period ended 31 December 2021 (see notes 17, 27 and 53).
Although these estimates have been made on the basis of the best information available at the end of the year 2021, and considering information updated at the date of preparation of these consolidated annual accounts, it is possible that events that may take place in the future may make it necessary to modify them (upwards or downwards) in the coming years, which would be done, if appropriate, in a prospective manner, recognising the effects of the change in estimate in the corresponding consolidated income statement.
d) Information relating to 2020 and 2019
In July 2016, the IASB published IFRS 16, Leases, which was adopted by the Group in accordance with the standard on 1 January 2019. IFRS 16 establishes the principles for the recognition, measurement, presentation and breakdown of lease contracts, with the objective of ensuring reporting information that faithfully represents the lease transactions.
The adoption of IFRS 16 led to changes in the Group's accounting policies for the recognition, measurement, presentation and breakdown of lease contracts. As a result of its adoption , the impact of the first application recorded by Grupo Santander corresponds, mainly, to the recognition of right-of-use for an amount of EUR 6,693 million, financial liabilities for an amount of EUR 7,084 million and a negative impact on the Group's equity of EUR 391 million. The impact of the first application of IFRS 16 on the ordinary capital ratio (Common Equity Tier 1 - CET 1) was -20 bp.
Secondly, Grupo Santander chose to apply in advance for the financial statements for the year ended 31 December 2019 the amendment to IFRS 9, IAS 39 and IFRS 7 on Reference Interest Rates (IBOR Reform - Phase 1). Grupo Santander applies IAS 39 for hedge accounting, detailed below are the main assumptions or judgments made by Grupo Santander when applying the amendments to that standard.
–For cash flow hedges, the Group has assumed that the cash flows covered (which are based on the benchmark index) are not modified as a result of the aforementioned reform, and therefore continue to comply with the highly probable future transaction requirement.
–To determine the prospective effectiveness of hedges, the Group has assessed that the economic relationship between the hedged item and the hedging instrument continues to exist since the interest rate benchmark on which the hedged item and the hedging instrument are based is not changed as a result of the IBOR reform.
See information regarding Phase 2 of that Reform in section b of this note and in note 53.
Additionally, the segment information corresponding to the year ended 31 December 2020 and 2019 were restated for comparative purposes in accordance with the Group's new organizational structure, as required by IFRS 8 (see note 51).
In addition to the above, the information in note 4.b relating to the shares outstanding in 2019 has been restated due to the capital increase done in 2020 described in note 31.a in accordance with IAS 33 Earnings per Share.
Finally, based on the meeting held on 3 March 2020 by the International Financial Reporting Standards Committee (IFRIC), the Group has changed its accounting policy in relation to the presentation of exchange differences and the effects of hyperinflation of the operations generated in Argentina with retroactive effect (see note 2.a.iv).
In order to interpret the changes in the balances with respect to 31 December 2021, it is necessary to take into consideration the exchange rate effect arising from the volume of foreign currency balances held by Grupo Santander in view of its geographic diversity (see note 51.b) and the impact of the appreciation/depreciation of the various currencies against the euro in 2021, based on the exchange rates at the end of 2021: Mexican peso (5.55%), US dollar (8.34%) , Brazilian real (0.85%) , Argentine peso (-11.30%), Sterling pound (6.91%), Chilean peso (-9.61%), and Polish zloty (-0.82%); as well as the evolution of the comparable average rates: Mexican peso (1.60%), US dollar (-3.52%), Brazilian real (-8.75%), Argentine peso ( -8.21%), Sterling pound (3.43%), Chilean peso (0.55%) and Polish zloty (-2.70%).
e) Capital management
i. Regulatory and economic capital
Credit institutions must meet a number of minimum capital and liquidity requirements. These minimum requirements are governed by the European Capital Requirements Regulation, better known as CRR, and the Capital Requirements Directive, CRD. In June 2019, these regulations were significantly amended. The applicable regulations are now CRR II and CRD V.
As the Directives need to be transposed into the legal systems of the different Member States in order to be applicable, in the case of Spain, Royal Legislative Decree 7/2021 and Royal Decree 970/2021 were published for this purpose in 2021.
In June 2019, CRR II introduced the minimum TLAC (Total Loss Absorbing Capacity) requirement, which only applies to global systemically important banks (G-SIBs). This requirement introduces two metrics: i) a minimum requirement for own funds and eligible liabilities as a percentage of the Total Risk Exposure Amount (TREA) set at 16% during the transition period and 18% from 1 January 2022 after the end of the transition period; and ii) a metric to set a minimum requirement for own funds and eligible liabilities as a percentage of the Total Risk Exposure Amount of 6% during the transition period and 6.75% from 1 January 2022 after the end of the transition period.
This year saw the implementation of the EBA Guidelines on the Definition of New Default, which were prepared in accordance with CRR II, on 1 January 2021. The changes to CRR II that are applicable from June 2021 include the introduction of a minimum leverage ratio of 3%, the new standardised EAD calculation for counterparty risk, known as SA-CCR, the long-term liquidity ratio (NSFR), the new limits for large exposures and the requirement to report under the standardised approach for market risk.
The CRD V introduces important modifications such as the regulation of Pillar 2G ('guidance', orientation of requirements by Pillar 2).
On 27 October 2021, the European Commission published the draft review of European banking legislation: CRR III and CRD VI.
The banking package consists of the following elements: 1) Implementation of the final Basel III reforms, 2) Contribution to sustainability and green transition and 3) Stronger supervision: ensuring sound management of EU banks and better protection of financial stability.
In general, the Commission proposes to start applying the new rules from 1.1.2025, but the amendments to the regulation that concern resolution issues could come into force in the first months of 2022.
With regard to the resolution rules, institutions must have an adequate funding structure to ensure that, in the event of financial distress, the institution has sufficient liabilities to absorb losses in order to recover its position or be resolved, while ensuring the protection of depositors and financial stability.
The directive that governs the resolution framework mentioned above is the Bank Recovery and Resolution Directive (BRRD). Like the CRR and the CRD, the BRRD was amended in June 2019, so BRRD II refers to all of these amendments. The transposition of this directive into the Spanish legal system took place in 2021 through a Royal Decree.
BRRDII has introduced important changes to the Minimum Requirement for Own Funds and Eligible Liabilities (MREL). For example, the TLAC requirement is now considered a Pillar 1 resolution requirement for G-SIBs. For large banks (defined as banks with total assets of more than EUR 100 billion) or banks deemed systemically important by the resolution authority, BRRDII sets a minimum subordination requirement of 13.5% of risk-weighted assets or 5% of the leverage ratio, whichever is higher. For all other institutions, the subordination requirement is set by the resolution authority on a case-by-case basis.
Finally, Deposit Guarantee Schemes (DGS) are regulated by Directive 2014/49 or DSGD, which has not undergone any significant changes since its publication in 2014. It aims to harmonise the deposit guarantee schemes of the Member States, thus ensuring stability and balance in the different countries. It creates an appropriate framework for depositors to have better access to DGSs than was the case before the publication of this Directive through clear coverage, shorter repayment periods, better information and robust funding requirements. This Directive is transposed into Spanish law by Law 11/2015, Royal Decree 1012/2015 and Royal Decree 1041/2021.
In 2020, the national governments took measures to address the economic and social impact of the vine population, in particular legislative moratoria that were aimed at containing NPLs and helping the population to meet liquidity needs. Throughout 2020, the EBA adopted a series of guidelines, including the Guidelines on legislative and non-legislative moratoria applied in the context of the Cov19 crisis on 2 April 2020 (EBA/GL/2020/08). These guidelines clarified the requirements for public and private moratoria to avoid classification of exposures affected by moratoria as forborne exposures.
Although these guidelines were initially going to apply to moratoria granted before 30 June 2020, the EBA decided on 2 December 2020 to reactivate the application of these guidelines (EBA/GL/2020/02) for moratoria requested before 31 March 2021 and for a period not exceeding 9 months.
Another measure adopted in 2020 to provide flexibility in meeting the requirements was the approval and entry into force of the CRR "Quick Fix" amending CRR II (urgent and extraordinary amendments to bring about a more flexible regulatory framework in response to COVID-19). The Quick Fix introduces a number of new features, including the extension of the transitional period granted before the pandemic for the entry into force of IFRS 9, due to the sudden and significant increase in expected credit loss provisions to be recognised. The implementation of certain provisions of CRR II has also been delayed, such as those relating to the leverage ratio buffer (postponed until 1 January 2023); the possibility of excluding exposures to central banks from the calculation of the leverage ratio, which should have been applied from June 2021 on, has been brought forward. Other provisions beneficial to institutions have also been brought forward. These include the support factors for SMEs and infrastructure, and the new treatment for software (applicable from the day following the publication date of the Delegated Regulation that implements it).
At 31 December 2021 Grupo Santander met the minimum capital requirements established by current legislation (see note 53d).
ii. Plan for the roll-out of advanced approaches and authorisation from the supervisory authorities
Grupo Santander continues adopting, over the next few years, the advanced internal ratings-based (AIRB) approach under Basel II for substantially all its banks. The commitment assumed before the supervisor still implies the adoption of advanced models within the ten key markets where Santander Group operates.
This objective of covering IRB models in the group should be seen in the context of the current supervisory focus on the robustness and adequacy of existing models, as well as the simplification strategy recently agreed with the ECB.
Grupo Santander has obtained authorisation from the supervisory authorities to use the AIRB approach for the calculation of regulatory capital requirements for credit risk for the Parent and the main subsidiaries in Spain, the United Kingdom and Portugal, as well as for certain portfolios in Germany, Mexico, Brazil, Chile, the Nordic countries (Norway, Sweden and Finland), France and the United States.
As regards the other risks explicitly addressed under Basel Pillar I, the Group is authorised to use its internal model for market risk for its treasury trading activities in Spain, Chile and Mexico.
For the purpose of calculating regulatory capital for operational risk, the Group uses the standardised approach provided for the CRR. In 2017 the European Central Bank authorised the use of the Alternative Standardised Approach to calculate the capital requirements at consolidated level in Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México, in addition to the approval obtained in 2016 in Brazil.
f) Environmental impact
In view of the business activities carried on by the Group entities, the Group does not have any environmental liability, expenses, assets, provisions or contingencies that might be material with respect to its consolidated equity, financial position or results.
Grupo Santander considers the aspects related to climate change in the preparation of the ratings of its wholesale clients if they are relevant. These ratings influence the subsequent assignment of credit parameters for the calculation of the expected loss' estimate.
With the reasonable and supportable information available at the date of approval of these consolidated annual accounts, the potential additional impacts of expected losses on the time horizons of the Group's portfolios, taking into account as well the mitigation measures, are not considered material.
Grupo Santander, together with the rest of the financial industry, is working on developing the appropriate methodologies to improve the measurement of these losses, when the necessary regulatory developments are more advanced and information is available to carry out a more precise measurement.
See additional information in note 53.a.
g) Events after the reporting period
No significant events occurred from 1 January 2022 to the date on which these consolidated financial statements were authorised for issue, other than those described in these consolidated annual accounts.